                               CONSTELLATION FUNDS

                      CONSTELLATION CLOVER INCOME PLUS FUND
                    CONSTELLATION TIP FINANCIAL SERVICES FUND

  Supplement to the Prospectus dated April 15, 2005, as amended August 22, 2005

                                December 19, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On December 13, 2005, the Board of Trustees (the "Trustees") of Constellation Funds unanimously voted to close and liquidate the Constellation Clover Income Plus Fund and Constellation TIP Financial Services Fund (each, a "Fund" and collectively, the "Funds"), effective January 20, 2006. This decision was made after careful consideration of each Fund's asset size, strategic importance, historical performance, and long-term viability after the closing of the transaction between Constellation Investment Management Company, L.P. and Touchstone Advisors, Inc. (as discussed in the supplement dated November 30,
2005). As a result of the decision to close and liquidate the Funds, the Trustees also voted to close the Funds to new investments, effective as of the close of business on December 15, 2005.

THE FUNDS WILL BE CLOSED AND LIQUIDATED ON JANUARY 20, 2006. If you still hold shares of a Fund as of January 20, 2006, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account.

If you participate in a Systematic Investment Plan, automatic deductions will no longer be made from your bank account after December 15, 2005. If you participate in a Systematic Withdrawal Plan, automatic withdrawals will no longer be made from your Fund account after January 19, 2006.

If you hold Fund shares through an IRA account, and we do not receive instructions on the disposition of your shares by January 20, 2006, we will redeem your shares and distribute the proceeds to your account.

As shareholders redeem shares of a Fund between the date of this supplement and the liquidation date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies. Accordingly, the Fund may deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

The sale or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

You may obtain additional information by calling the Funds at 1-866-242-5742, or by going to our website (www.constellationfundsgroup.com).




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               CONSTELLATION FUNDS

                     CONSTELLATION CHARTWELL HIGH YIELD FUND

  Supplement to the Prospectus dated April 15, 2005, as amended August 22, 2005

                                December 19, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On December 13, 2005, the Board of Trustees (the "Trustees") of Constellation Funds unanimously voted to close and liquidate the Constellation Chartwell High Yield Fund, (the "Fund"), effective December 30, 2005. This decision was made after careful consideration of the Fund's asset size, strategic importance, and historical performance. As a result of the decision to close and liquidate the Fund, the Trustees also voted to close the Fund to new investments, effective as of the close of business on December 15, 2005.

THE FUND WILL BE CLOSED AND LIQUIDATED ON DECEMBER 30, 2005. If you still hold shares of the Fund as of December 30, 2005, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account.

If you participate in a Systematic Investment Plan, automatic deductions will no longer be made from your bank account after December 15, 2005. If you participate in a Systematic Withdrawal Plan, automatic withdrawals will no longer be made from your Fund account after December 29, 2005.

As shareholders redeem shares of the Fund between the date of this supplement and the liquidation date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies. Accordingly, the Fund may deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

The sale or liquidation of your shares will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

You may obtain additional information by calling the Fund at 1-866-242-5742, or by going to our website (www.constellationfundsgroup.com).




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Letterhead of Constellation Funds Group

December 19, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:      Constellation Funds, File No. 33-70958
         --------------------------------------

Ladies and Gentlemen:

On behalf of Constellation Funds (the "Trust"), we are filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, two supplements to the Trust's prospectus dated April 15, 2005, as amended August 22, 2005.

If you have any questions, please feel free to contact the undersigned at 484.329.2816.

Very truly yours,

/s/ Jocelyn Fulmor
--------------------------
Jocelyn Fulmor
Chief Compliance Officer


Enclosures